Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 5

dated November 2, 2009 to the

Intelligent Life® VUL Prospectus

dated May 1, 2009, as supplemented September 22, 2009,

October 8, 2009 and October 14, 2009 and the

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2009, as supplemented September 22,

October 8, 2009 and October 14, 2009 and the

Intelligent Variable Annuity® Prospectus

dated May 1, 2009, as supplemented September 22,

October 8, 2009 and October 14, 2009

This supplement amends certain disclosure in the above-referenced prospectuses for the contracts with the same names. All other provisions of your contract remain as stated in your contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

On page 8 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectuses, as well as page 5 of the Intelligent Variable Annuity prospectus, add the PVC MidCap Blend Account and remove the PVC MidCap Stock Account in the portfolio fees table:

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
PVC MidCap Blend Account-Class 1	0.61%	0.00%	0.01%	0.00%	0.62%	0.00%	0.62%

On page 26 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectuses, as well as page 12 of the Intelligent Variable Annuity prospectus, add the PVC MidCap Blend Account and remove the PVC MidCap Stock Account and associated information in the Portfolio Investment Managers and Investment Objectives table:

Portfolio	Investment Manager	Investment Objective
PVC MidCap Blend Account–Class 1	Principal Management Corporation Principal Global Investors, LLC (sub-advisor)	Seeks to achieve capital appreciation.

For more information about these changes and about the portfolio generally, refer to the recent Supplement to the Principal Variable Contracts Funds prospectus.

A12038 (11/09)